Offerings	Nov. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing 1/100th Interest in a Share of 7.000% Non-Cumulative Perpetual Preferred Stock, Series D
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $500,000,000.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	7.000% Non-Cumulative Perpetual Preferred Stock, Series D
Fee Rate	0.01381%
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $500,000,000.00.